Note 7 - Leases (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2019
Gain (Loss) on Modification of Lease Liability	$ 1,005	$ (0)
Operating Lease, Right-of-Use Asset	$ 11,432	$ 20,404	$ 10,642
Operating Lease, Weighted Average Discount Rate, Percent	10.10%		10.10%
Operating Lease, Weighted Average Remaining Lease Term (Year)	3 years		2 years 10 months 24 days
Right of Use for Office and Manufacturing Facilities with Initial Terms Exceeding One Year [Member]
Lessee, Operating Lease, Number of Right-of-Use Leases		6	5
South San Francisco Real Estate [Member]
Gain (Loss) on Modification of Lease Liability	$ 1,000
Lessee, Operating Lease, Renewal Term (Year)	8 years				5 years
September 2021 Lease for Facility in South San Francisco [Member]
Lessee, Operating Lease, Renewal Term (Year)	8 years
Lease for Facility in South San Francisco Commenced in First Quarter of 2023 [Member]
Operating Lease, Right-of-Use Asset				$ 3,100
Facility in South San Francisco [Member]
Lessee, Operating Lease, Renewal Term (Year)	5 years
Facility in Burlingame, California [Member]
Lessee, Short-term Lease, Number of Leases	2